Merger with REIT II Merger with REIT II - Consideration Given (FY) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) property	Dec. 31, 2018 USD ($) property shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2019 property	May 08, 2019 $ / shares	Nov. 16, 2018 USD ($) $ / shares	May 09, 2018 $ / shares	May 08, 2018 $ / shares	Nov. 08, 2017 $ / shares	Nov. 07, 2017 $ / shares	Oct. 04, 2017 $ / shares
Noncash or Part Noncash Acquisitions [Line Items]
Issuance of common stock for acquisition, shares | shares			95,452
Number of real estate properties | property		303	303			298
Fair value of PECO common stock issued				$ 401,630
Fair value of assumed debt			$ 464,462	$ 504,740	$ 0
Share exchange ratio for asset acquisition		2.04
Business acquisition, share price | $ / shares								$ 22.54
Share price | $ / shares							$ 11.10	$ 11.05	$ 11.05	$ 11.00	$ 11.00	$ 10.20	$ 10.20
Mortgages and Other
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of assumed debt		$ 102,300
REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Issuance of common stock for acquisition, shares | shares	95,500
Number of real estate properties								86
Fair value of PECO common stock issued	$ 1,054,745	1,054,745
Derecognition of REIT II management contracts, net		30,428	$ 30,428					$ 30,428
Transaction costs		11,587
Total consideration and debt activity	1,918,668	1,918,668
Fair value of assumed debt	464,462
Total consideration	$ 1,454,206	$ 1,454,206
Share exchange ratio for asset acquisition	2.04		2.04
Business acquisition, share price | $ / shares								$ 22.54
Business acquisition percentage of voting interests retained by acquirer	71.00%	71.00%
Business combination, post-transaction acquiree ownership percentage								29.00%
REIT II | Corporate Debt
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of debt	$ 719,181	$ 719,181
REIT II | Mortgages and Other
Noncash or Part Noncash Acquisitions [Line Items]
Fair value of debt	$ 102,727	$ 102,727